SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ifrs Supplemental Cash Flow Information [Abstract]
Accounts payable and accrued liabilities	$ (532,752)	$ (37,130)	$ 0
Share-based compensation	68,062	26,173	0
Common shares issued	0	0	11,702
Total	$ (464,690)	$ (10,957)	$ 11,702